Oil and Natural Gas Properties	6 Months Ended
Jun. 30, 2012
Oil and Natural Gas Properties

Note 4—Oil and Natural Gas Properties

Oil and Natural Gas Capitalized Costs

Aggregate capitalized costs related to oil, natural gas and NGL production activities with applicable accumulated depletion and amortization are presented below:

	June 30, 2012	December 31, 2011
	(in thousands)
Proved properties:
Leasehold acquisition	$7,460,077	$6,040,239
Development	2,019,012	1,484,486
Unproved properties	516,659	310,925

	9,995,748	7,835,650
Less accumulated depletion and amortization	(1,426,132)	(1,033,617)

	$8,569,616	$6,802,033

Impairment of Proved Properties

The Company evaluates the impairment of its proved oil and natural gas properties on a field-by-field basis whenever events or changes in circumstances indicate that the carrying value may not be recoverable. The carrying values of proved properties are reduced to fair value when the expected undiscounted future cash flows are less than net book value. The fair values of proved properties are measured using valuation techniques consistent with the income approach, converting future cash flows to a single discounted amount. Significant inputs used to determine the fair values of proved properties include estimates of: (i) reserves; (ii) future operating and development costs; (iii) future commodity prices; and (iv) a market-based weighted average cost of capital rate. These inputs require significant judgments and estimates by the Company’s management at the time of the valuation and are the most sensitive and subject to change.

Based on the analysis described above, for the three months and six months ended June 30, 2012, the Company recorded a noncash impairment charge, before and after tax, of approximately $146 million associated with proved oil and natural gas properties related to lower commodity prices. The carrying values of the impaired proved properties were reduced to fair value, estimated using inputs characteristic of a Level 3 fair-value measurement. The charge is included in “impairment of long-lived assets” on the condensed consolidated statements of operations. The Company recorded no impairment charge of proved oil and natural gas properties for the three months or six months ended June 30, 2011.